SCHEDULE OF WARRANTS (Details) (Parenthetical) - Warrant [Member]	Jan. 10, 2022 USD ($) shares	Jan. 10, 2022 $ / shares	Sep. 10, 2021 USD ($) shares	Sep. 10, 2021 $ / shares	Jan. 19, 2021 USD ($)	Jan. 19, 2021 HKD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant purchase price		$ 1.00		$ 1.00
Warrant amount | $	$ 3,455,000		$ 4,045,000
Warrant shares | shares	41,194,230		48,228,846
Exercise price		$ 0.65		$ 0.65
Lexinter International Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total commitment amount					$ 15,000,000	$ 116,250,000
Minimum commitment amount					$ 5,000,000	$ 38,750,000